Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 43,560	$ 578
Total Current Assets	43,560	578
Property and equipment, net of accumulated amortization	9,914	15,135
Deferred financing costs	7,078	0
Total Assets	60,552	15,713
Current liabilities
Accounts payable	54,899	56,324
Accrued liabilities	9,765	11,000
Due to related parties	25,654	98,066
Convertible debenture, net of unamortized discount of $71,119	162,818	0
Derivative liability	127,451	26,627
Total Current Liabilities	380,587	192,017
Total Liabilities	380,587	192,017
Stockholders' Deficit
Common stock Authorized: unlimited common shares, with no par value Issued and outstanding: 122,414,114 and 103,660,905 common shares, respectively	17,956,297	17,646,580
Common stock subscribed	50,000	61,475
Additional paid-in capital	4,965,842	4,965,842
Accumulated deficit	(8,538,759)	(8,538,759)
Accumulated deficit during the exploration stage	(14,753,415)	(14,311,442)
Total Stockholders' Deficit	(320,035)	(176,304)
Total Liabilities and Stockholders' Deficit	$ 60,552	$ 15,713